UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2014

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 31.4%
Agency - Other - 0.2%
Financing Corp., 9.4%, 2/08/18	$965,000	$1,242,927
Financing Corp., 10.35%, 8/03/18	715,000	967,428
Financing Corp., STRIPS, 0%, 11/30/17	860,000	822,628

		$3,032,983
Asset-Backed & Securitized - 0.4%
Citigroup Commercial Mortgage Trust, FRN, 5.71%, 12/10/49	$198,555	$31,144
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	100,000	109,213
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	199,556	216,235
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.857%, 9/15/39	918,488	1,014,561
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.676%, 6/15/39	852,108	909,968
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.857%, 9/15/39	809,025	886,513
CWCapital Cobalt Ltd., “A4”, FRN, 5.772%, 5/15/46	1,264,777	1,402,039
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	2,716	2,779
Goldman Sachs Mortgage Securities Corp., FRN, 5.803%, 8/10/45	1,281,132	1,424,072
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.934%, 2/15/51	35,438	35,557
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.804%, 6/15/49	1,437,604	1,587,052
Morgan Stanley Capital I Trust, “AM”, FRN, 5.685%, 4/15/49	945,000	1,008,203

		$8,627,336
Broadcasting - 0.3%
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 7/29/49 (n)	$1,499,000	$1,566,455
Myriad International Holdings B.V., 6%, 7/18/20 (n)	3,692,000	4,139,655

		$5,706,110
Building - 0.3%
Cementos Pacasmayo S.A.A., 4.5%, 2/08/23	$1,214,000	$1,153,300
CEMEX Espana S.A., 9.25%, 5/12/20	1,545,000	1,691,775
CEMEX Finance LLC, 9.375%, 10/12/22	1,060,000	1,245,500
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	1,164,000	1,261,485
Odebrecht Finance Ltd., 7.125%, 6/26/42 (n)	1,706,000	1,842,480

		$7,194,540
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	$1,326,000	$1,374,164
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	2,950,000	3,024,909

		$4,399,073
Cable TV - 0.2%
Columbus International, Inc., 7.375%, 3/30/21 (n)	$371,000	$392,796
VTR Finance B.V., 6.875%, 1/15/24 (n)	2,623,000	2,780,388

		$3,173,184
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	$1,594,000	$1,734,894

Conglomerates - 0.1%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)	$550,000	$570,624
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)	1,764,000	1,684,620

		$2,255,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)	$1,409,000	$1,475,928
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (z)	2,044,000	2,028,670

		$3,504,598
Emerging Market Quasi-Sovereign - 3.4%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 12/13/21 (n)	$955,000	$1,128,093
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	1,705,000	1,696,474
Banco do Brasil S.A., 6.25% to 1/31/13, FRN to 10/29/49 (n)	3,705,000	3,121,462
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)	2,497,000	2,637,456
Biz Finance PLC, 8.375%, 4/27/15	1,153,000	1,060,991
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/28 (n)	536,000	537,340
Caixa Economica Federal, 4.25%, 5/13/19 (z)	509,000	508,364
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	1,123,000	1,142,734
CNOOC Finance (2013) Ltd., 3%, 5/09/23	2,512,000	2,365,576
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	540,000	578,399
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	3,618,000	3,494,659
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	372,000	394,320
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	1,575,000	1,661,625
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	2,106,000	2,187,608
Development Bank of Kazakhstan, 4.125%, 12/10/22	4,494,000	4,281,434
Ecopetrol S.A., 7.375%, 9/18/43	2,767,000	3,403,410
Ecopetrol S.A., 5.875%, 5/28/45	589,000	606,670
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/24 (n)	345,000	363,976
Gaz Capital S.A., 4.95%, 2/06/28 (n)	3,446,000	3,127,245
Instituto Costarricense, 6.375%, 5/15/43 (n)	1,007,000	883,391
JSC Georgian Railway, 7.75%, 7/11/22 (n)	1,203,000	1,356,984
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	5,564,000	5,508,360
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	2,711,000	3,050,417
KazMunayGas National Co., 4.4%, 4/30/23 (n)	5,329,000	5,273,152
Magyar Export-Import Bank, 5.5%, 2/12/18 (n)	1,290,000	1,373,786
Majapahit Holding B.V., 7.875%, 6/29/37	2,000,000	2,352,500
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)	838,000	873,615
Oleoducto Central S.A., 4%, 5/07/21 (n)	267,000	267,027
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,446,000	1,691,820
Pertamina PT, 4.875%, 5/03/22 (n)	2,381,000	2,384,095
Pertamina PT, 4.3%, 5/20/23 (n)	2,705,000	2,579,894
Pertamina PT, 6.45%, 5/30/44 (z)	503,000	511,803
Petroleos Mexicanos, 4.875%, 1/18/24	584,000	621,960
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	694,000	739,110
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	746,000	793,558
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (z)	745,000	749,656
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	3,060,000	2,903,744
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	2,765,000	2,543,551
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)	367,000	384,275
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)	926,000	898,964
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)	2,725,000	2,889,863

		$74,929,361
Emerging Market Sovereign - 3.9%
Dominican Republic, 7.5%, 5/06/21 (n)	$1,270,000	$1,466,850
Dominican Republic, 6.6%, 1/28/24 (n)	447,000	489,465
Dominican Republic, 5.875%, 4/18/24 (n)	1,706,000	1,782,770
Dominican Republic, 8.625%, 4/20/27	2,335,000	2,827,685
Dominican Republic, 7.45%, 4/30/44 (n)	860,000	926,220
Gabonese Republic, 6.375%, 12/12/24 (n)	641,000	704,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Oriental Republic of Uruguay, 4.5%, 8/14/24	$976,000	$1,039,440
Republic of Argentina, 7%, 10/03/15	3,301,000	3,159,515
Republic of Argentina, 7%, 4/17/17	2,289,000	2,090,684
Republic of Azerbaijan, 4.75%, 3/18/24 (n)	693,000	721,551
Republic of Colombia, 6.125%, 1/18/41	562,000	671,590
Republic of Colombia, 5.625%, 2/26/44	552,000	621,690
Republic of Croatia, 5.5%, 4/04/23 (n)	3,210,000	3,346,425
Republic of Croatia, 6%, 1/26/24 (n)	2,652,000	2,857,530
Republic of Guatemala, 4.875%, 2/13/28 (n)	2,255,000	2,279,805
Republic of Hungary, 6.25%, 1/29/20	2,470,000	2,777,525
Republic of Hungary, 6.375%, 3/29/21	2,502,000	2,846,025
Republic of Hungary, 5.375%, 2/21/23	2,930,000	3,123,321
Republic of Hungary, 5.75%, 11/22/23	810,000	884,925
Republic of Hungary, 5.375%, 3/25/24	654,000	694,875
Republic of Indonesia, 6.875%, 1/17/18	1,100,000	1,263,625
Republic of Indonesia, 4.875%, 5/05/21 (n)	2,623,000	2,786,938
Republic of Indonesia, 5.375%, 10/17/23 (n)	3,600,000	3,888,000
Republic of Indonesia, 5.875%, 1/15/24 (n)	527,000	591,558
Republic of Indonesia, 6.75%, 1/15/44 (n)	1,060,000	1,250,800
Republic of Lithuania, 6.625%, 2/01/22 (n)	1,794,000	2,175,225
Republic of Paraguay, 4.625%, 1/25/23 (n)	2,559,000	2,610,180
Republic of Peru, 7.35%, 7/21/25	787,000	1,045,726
Republic of Philippines, 5.5%, 3/30/26	1,293,000	1,507,961
Republic of Philippines, 6.375%, 10/23/34	1,396,000	1,809,565
Republic of Romania, 4.375%, 8/22/23 (n)	796,000	818,885
Republic of Romania, 4.875%, 1/22/24 (n)	768,000	817,920
Republic of Serbia, 4.875%, 2/25/20 (n)	587,000	605,461
Republic of Slovakia, 4.375%, 5/21/22 (n)	4,190,000	4,490,633
Republic of Slovenia, 5.25%, 2/18/24 (n)	621,000	664,470
Republic of Turkey, 5.625%, 3/30/21	1,594,000	1,741,445
Republic of Turkey, 6.25%, 9/26/22	2,021,000	2,290,601
Republic of Turkey, 7.375%, 2/05/25	1,983,000	2,409,345
Republic of Turkey, 6.625%, 2/17/45	630,000	732,375
Republic of Uruguay, 7.625%, 3/21/36	974,000	1,322,205
Republic of Venezuela, 9.25%, 9/15/27	1,015,000	827,225
Republic of Venezuela, 7%, 3/31/38	2,450,000	1,580,250
Republic of Vietnam, 6.875%, 1/15/16	497,000	533,654
Russian Federation, 4.5%, 4/04/22 (n)	1,800,000	1,840,500
Russian Federation, 5.625%, 4/04/42 (n)	1,200,000	1,245,000
Russian Federation, 5.875%, 9/16/43 (n)	4,000,000	4,250,000
United Mexican States, 3.625%, 3/15/22	3,416,000	3,540,684
United Mexican States, 4%, 10/02/23	1,672,000	1,759,780

		$85,712,201
Energy - Independent - 0.2%
Afren PLC, 11.5%, 2/01/16 (n)	$200,000	$224,000
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)	2,495,000	2,576,088
Tullow Oil PLC, 6.25%, 4/15/22 (n)	1,385,000	1,430,013

		$4,230,101
Energy - Integrated - 0.3%
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	$3,560,000	$3,408,700
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	2,923,000	3,237,223
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	705,000	694,425

		$7,340,348

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 0.7%
Ajecorp B.V., 6.5%, 5/14/22 (n)	$1,956,000	$1,828,860
Ajecorp B.V., 6.5%, 5/14/22	2,000,000	1,870,000
BRF S.A., 4.75%, 5/22/24 (z)	1,008,000	996,660
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)	630,000	694,575
Corporacion Lindley S.A., 6.75%, 11/23/21	1,331,000	1,467,427
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)	2,059,000	2,004,951
Cosan Luxembourg S.A., 5%, 3/14/23 (n)	2,579,000	2,466,814
Embotelladora Andina S.A., 5%, 10/01/23 (n)	868,000	928,763
JBS Investments GmbH, 7.75%, 10/28/20 (n)	1,211,000	1,299,948
Minerva Luxembourg S.A., 8.75% to 4/03/14, FRN to 12/29/49 (n)	983,000	1,019,863

		$14,577,861
Furniture & Appliances - 0.1%
Arcelik A.S., 5%, 4/03/23 (n)	$1,698,000	$1,634,324

International Market Quasi-Sovereign - 0.6%
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)	$6,440,000	$6,855,702
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	5,888,000	6,693,007

		$13,548,709
International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 6/16/16 (n)	$1,933,000	$2,026,762
Republic of Iceland, 5.875%, 5/11/22 (n)	4,811,000	5,269,315

		$7,296,077
Internet - 0.1%
Baidu, Inc., 3.25%, 8/06/18	$2,884,000	$2,971,754

Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$1,115,000	$1,412,772
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	15,000	18,881
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	60,000	72,776

		$1,504,429
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)	$2,681,000	$2,681,000

Major Banks - 0.1%
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	$1,801,000	$1,864,896

Metals & Mining - 0.1%
Minsur S.A., 6.25%, 2/07/24 (n)	$1,045,000	$1,125,988
Vale Overseas Ltd., 5.625%, 9/15/19	1,134,000	1,283,802

		$2,409,790
Mortgage-Backed - 7.7%
Fannie Mae, 2.62%, 5/01/23	$294,781	$292,153
Fannie Mae, 5.1%, 9/01/14 - 3/01/19	323,050	336,497
Fannie Mae, 4.86%, 1/01/15	142,410	143,069
Fannie Mae, 4.96%, 1/01/15	70,142	70,173
Fannie Mae, 4.85%, 2/01/15	164,972	166,185
Fannie Mae, 5.5%, 2/01/15 - 4/01/40	8,454,097	9,418,871
Fannie Mae, 4.56%, 3/01/15	67,546	69,046
Fannie Mae, 4.909%, 4/01/15	186,778	189,906
Fannie Mae, 4.815%, 6/01/15	103,557	105,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.6%, 8/01/15 - 9/01/19	$151,846	$166,154
Fannie Mae, 4.7%, 8/01/15	78,481	81,010
Fannie Mae, 4.78%, 8/01/15	75,711	77,816
Fannie Mae, 4.81%, 8/01/15	170,845	175,612
Fannie Mae, 4.856%, 8/01/15	59,714	61,347
Fannie Mae, 5.138%, 8/01/15	73,651	76,322
Fannie Mae, 5.275%, 11/01/15	118,031	121,090
Fannie Mae, 5.459%, 11/01/15	434,149	453,417
Fannie Mae, 5.09%, 2/01/16	61,158	64,716
Fannie Mae, 5.133%, 2/01/16	224,184	236,034
Fannie Mae, 5.433%, 2/01/16	101,613	107,953
Fannie Mae, 5.273%, 4/01/16	301,035	319,803
Fannie Mae, 5.845%, 6/01/16	21,820	22,792
Fannie Mae, 5.732%, 7/01/16	205,904	223,978
Fannie Mae, 5.93%, 9/01/16	105,502	113,028
Fannie Mae, 5.395%, 12/01/16	101,250	110,759
Fannie Mae, 5.45%, 12/01/16	110,000	121,147
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	117,387	126,570
Fannie Mae, 6.5%, 2/01/17 - 10/01/37	271,137	308,175
Fannie Mae, 1.114%, 2/25/17	1,198,718	1,198,993
Fannie Mae, 5.508%, 4/01/17	61,074	66,177
Fannie Mae, 1.9%, 6/01/17	192,494	195,467
Fannie Mae, 5.478%, 6/01/17	192,253	215,214
Fannie Mae, 2.71%, 11/01/17	55,226	57,710
Fannie Mae, 3.307%, 12/01/17	473,912	502,575
Fannie Mae, 6%, 12/01/17 - 6/01/38	1,225,353	1,371,185
Fannie Mae, 5.205%, 1/01/18	150,698	160,103
Fannie Mae, 3.8%, 2/01/18	87,785	93,657
Fannie Mae, 3.91%, 2/01/18	114,656	123,671
Fannie Mae, 4%, 3/01/18 - 2/01/41	3,841,331	4,078,938
Fannie Mae, 4.19%, 3/01/18	105,596	114,845
Fannie Mae, 3.99%, 4/01/18	150,000	162,819
Fannie Mae, 5.341%, 6/01/18	365,901	412,835
Fannie Mae, 3.849%, 7/01/18	288,785	312,489
Fannie Mae, 5%, 9/01/18 - 5/01/41	5,148,173	5,678,424
Fannie Mae, 2.578%, 9/25/18	1,415,000	1,470,355
Fannie Mae, 5.51%, 3/01/19	112,594	123,936
Fannie Mae, 5.08%, 4/01/19	23,299	25,490
Fannie Mae, 4.5%, 6/01/19 - 4/01/41	1,897,757	2,040,670
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	70,256	78,334
Fannie Mae, 4.864%, 8/01/19	107,116	119,858
Fannie Mae, 4.67%, 9/01/19	28,000	31,084
Fannie Mae, 4.45%, 10/01/19	88,476	98,376
Fannie Mae, 4.14%, 8/01/20	41,722	45,853
Fannie Mae, 3.87%, 9/01/20	68,864	74,908
Fannie Mae, 5.19%, 9/01/20	103,381	113,298
Fannie Mae, 2.41%, 5/01/23	247,785	241,757
Fannie Mae, 2.55%, 5/01/23	214,250	211,244
Fannie Mae, 4.5%, 5/01/25	50,905	54,644
Fannie Mae, 3%, 3/01/27 - 4/01/27	1,222,418	1,273,723
Fannie Mae, 3.5%, 1/01/42 - 6/01/43	4,916,284	5,074,625
Fannie Mae, 3.5%, 4/01/43	1,272,245	1,313,123
Fannie Mae, TBA, 3%, 6/01/29	5,400,000	5,605,453
Fannie Mae, TBA, 4%, 6/01/44	8,000,000	8,478,750
Fannie Mae, TBA, 4%, 6/01/44	10,400,000	10,985,001

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 4.5%, 6/01/44	$13,879,000	$14,982,064
Fannie Mae, TBA, 5%, 6/01/44	4,000,000	4,420,000
Freddie Mac, 3.034%, 10/25/20	505,000	528,220
Freddie Mac, 1.655%, 11/25/16	1,277,929	1,301,297
Freddie Mac, 6%, 8/01/17 - 10/01/38	1,730,044	1,950,977
Freddie Mac, 1.426%, 8/25/17	1,656,000	1,673,650
Freddie Mac, 5%, 10/01/17 - 6/01/40	824,758	892,972
Freddie Mac, 3.882%, 11/25/17	555,000	599,045
Freddie Mac, 3.154%, 2/25/18	514,000	543,342
Freddie Mac, 2.699%, 5/25/18	1,300,000	1,359,293
Freddie Mac, 2.412%, 8/25/18	2,578,000	2,665,783
Freddie Mac, 2.303%, 9/25/18	1,515,000	1,558,296
Freddie Mac, 2.323%, 10/25/18	1,765,000	1,815,070
Freddie Mac, 2.13%, 1/25/19	1,750,000	1,781,687
Freddie Mac, 2.086%, 3/25/19	1,175,000	1,192,041
Freddie Mac, 5.085%, 3/25/19	1,410,000	1,602,399
Freddie Mac, 1.883%, 5/25/19	1,000,000	1,003,953
Freddie Mac, 4.186%, 8/25/19	1,346,000	1,491,087
Freddie Mac, 4.251%, 1/25/20	230,000	255,865
Freddie Mac, 4.224%, 3/25/20	99,963	110,411
Freddie Mac, 2.757%, 5/25/20	214,483	223,113
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	870,432	909,554
Freddie Mac, 2.856%, 1/25/21	1,344,000	1,386,427
Freddie Mac, 2.682%, 10/25/22	345,000	343,540
Freddie Mac, 3.25%, 4/25/23	1,700,000	1,758,747
Freddie Mac, 3.3%, 4/25/23	1,045,940	1,084,901
Freddie Mac, 3.06%, 7/25/23	330,000	335,565
Freddie Mac, 3.458%, 8/25/23	675,000	706,192
Freddie Mac, 4.5%, 9/01/24 - 6/01/41	2,292,685	2,481,793
Freddie Mac, 5.5%, 10/01/24 - 6/01/41	2,471,857	2,770,822
Freddie Mac, 4%, 7/01/25 - 11/01/43	1,444,303	1,531,980
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	8,648,434	8,798,911
Freddie Mac, 6.5%, 5/01/37 - 2/01/38	75,649	85,274
Freddie Mac, 3.5%, 12/01/41 - 7/01/43	6,775,493	6,983,740
Freddie Mac, 3%, 4/01/43 - 5/01/43	4,984,228	4,956,330
Ginnie Mae, 4.5%, 7/20/33 - 9/20/41	4,439,486	4,849,117
Ginnie Mae, 5.5%, 8/15/33 - 1/20/42	588,427	658,200
Ginnie Mae, 4%, 10/15/39 - 4/20/41	684,870	732,670
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	7,201,205	7,507,560
Ginnie Mae, 3%, 7/20/43	1,913,268	1,933,000
Ginnie Mae, 5.612%, 4/20/58	138,343	143,549
Ginnie Mae, 6.357%, 4/20/58	98,353	103,583
Ginnie Mae, TBA, 4%, 6/01/44	7,000,000	7,447,479
Ginnie Mae, TBA, 4.5%, 6/01/44	4,000,000	4,345,783

		$169,770,258
Network & Telecom - 0.2%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	$1,557,000	$1,627,803
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	1,333,000	1,412,980

		$3,040,783
Oil Services - 0.3%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$4,474,367	$4,787,573
QGOG Constellation S.A., 6.25%, 11/09/19 (n)	2,447,000	2,483,705

		$7,271,278

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 0.7%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	$2,760,000	$2,953,200
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	1,797,000	1,779,030
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (z)	1,528,000	1,499,732
Banco Santander S.A., 4.125%, 11/09/22 (n)	1,607,000	1,635,123
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	1,265,000	1,337,737
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	1,770,000	1,975,762
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	1,788,000	2,033,850
BBVA Continental, 5.75%, 1/18/17 (n)	500,000	546,250
Industrial Senior Trust, 5.5%, 11/01/22 (n)	2,082,000	2,053,373

		$15,814,057
Real Estate - 0.2%
Fibra Uno, REIT, 6.95%, 1/30/44 (n)	$3,155,000	$3,470,500

Retailers - 0.0%
Cencosud S.A., 4.875%, 1/20/23 (n)	$500,000	$495,002

Supranational - 0.1%
Eurasian Development Bank, 4.767%, 9/20/22 (n)	$1,352,000	$1,339,575
Inter-American Development Bank, 4.375%, 1/24/44	511,000	560,326

		$1,899,901
Telecommunications - Wireless - 0.8%
Altice Financing S.A., 6.5%, 1/15/22 (n)	$2,769,000	$2,921,294
Altice Finco S.A., 8.125%, 1/15/24 (n)	1,416,000	1,536,359
America Movil S.A.B. de C.V., 5%, 3/30/20	877,000	986,615
Bharti Airtel International (Netherlands) B.V., 5.35%, 5/20/24 (z)	1,500,000	1,578,675
Comcel Trust, 6.875%, 2/06/24 (n)	2,895,000	3,097,650
Digicel Group Ltd., 6%, 4/15/21 (n)	2,253,000	2,298,060
Digicel Group Ltd., 7.125%, 4/01/22 (n)	881,000	907,430
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	600,000	589,500
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	1,182,000	1,257,353
MTS International Funding Ltd., 5%, 5/30/23 (n)	2,819,000	2,713,288

		$17,886,224
Telephone Services - 0.3%
B Communications Ltd., 7.375%, 2/15/21 (n)	$6,602,000	$7,031,130

Transportation - 0.1%
Far East Capital Ltd. S.A., 8%, 5/02/18	$1,300,000	$1,053,000
Far Eastern Shipping Co., 8%, 5/02/18 (n)	1,127,000	912,870
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)	850,000	684,250

		$2,650,120
Transportation - Services - 0.0%
Topaz Marine S.A., 8.625%, 11/01/18 (n)	$583,000	$619,146

U.S. Government Agencies and Equivalents - 0.8%
Aid-Egypt, 4.45%, 9/15/15	$170,000	$178,934
Fannie Mae, 1.125%, 4/27/17	5,500,000	5,554,896
Fannie Mae, 0.875%, 5/21/18	4,000,000	3,944,244
Government of Ukraine, 1.844%, 5/16/19	1,290,000	1,295,768
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	1,108,000	1,129,367
Private Export Funding Corp., 1.875%, 7/15/18	850,000	861,560
Small Business Administration, 6.34%, 5/01/21	70,462	76,811

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.07%, 3/01/22	$67,519	$73,608
Small Business Administration, 5.16%, 2/01/28	170,629	188,886
Small Business Administration, 2.21%, 2/01/33	402,576	388,293
Small Business Administration, 2.22%, 3/01/33	752,853	726,988
Small Business Administration, 3.15%, 7/01/33	833,939	851,696
Small Business Administration, 3.16%, 8/01/33	978,451	1,000,734
Small Business Administration, 3.62%, 9/01/33	785,425	824,027
Tennessee Valley Authority, 1.75%, 10/15/18	863,000	874,004

		$17,969,816
U.S. Treasury Obligations - 7.9%
U.S. Treasury Bonds, 9.25%, 2/15/16	$47,000	$54,180
U.S. Treasury Bonds, 6.375%, 8/15/27	106,000	149,344
U.S. Treasury Bonds, 5.25%, 2/15/29	2,965,000	3,824,387
U.S. Treasury Bonds, 4.5%, 2/15/36	231,000	282,037
U.S. Treasury Bonds, 4.375%, 2/15/38	346,000	415,362
U.S. Treasury Bonds, 4.5%, 8/15/39	11,474,000	14,062,821
U.S. Treasury Bonds, 3.125%, 2/15/43	3,076,700	2,976,227
U.S. Treasury Bonds, 2.875%, 5/15/43	1,784,000	1,637,657
U.S. Treasury Notes, 4%, 2/15/15	1,397,000	1,435,418
U.S. Treasury Notes, 2.125%, 5/31/15	29,431,000	30,017,324
U.S. Treasury Notes, 0.375%, 2/15/16	30,815,700	30,869,874
U.S. Treasury Notes, 2.625%, 4/30/16	2,800,000	2,922,172
U.S. Treasury Notes, 0.875%, 12/31/16	29,991,000	30,190,170
U.S. Treasury Notes, 2.625%, 4/30/18	1,752,000	1,849,865
U.S. Treasury Notes, 2.75%, 2/15/19	2,949,000	3,124,097
U.S. Treasury Notes, 3.125%, 5/15/19	1,116,000	1,201,793
U.S. Treasury Notes, 1%, 6/30/19	7,566,000	7,356,165
U.S. Treasury Notes, 2.625%, 8/15/20	2,260,000	2,361,876
U.S. Treasury Notes, 2%, 11/30/20	1,761,000	1,767,604
U.S. Treasury Notes, 3.125%, 5/15/21	19,451,000	20,871,837
U.S. Treasury Notes, 1.75%, 5/15/22	3,949,000	3,816,645
U.S. Treasury Notes, 2.5%, 8/15/23	7,758,000	7,838,001
U.S. Treasury Notes, 2.75%, 2/15/24	3,609,000	3,708,248

		$172,733,104
Utilities - Electric Power - 0.2%
E-CL S.A., 5.625%, 1/15/21	$2,177,000	$2,372,936
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	521,000	531,422
Transelec S.A., 4.625%, 7/26/23 (n)	1,507,000	1,555,467

		$4,459,825
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)	$3,039,000	$2,879,453

Utilities - Other - 0.0%
Abengoa Transmision Sur, 6.875%, 4/30/43 (n)	$761,000	$833,294
Total Bonds		$689,152,704

Common Stocks - 43.6%
Aerospace - 0.7%
Exelis, Inc.	179,880	$3,072,350
L-3 Communications Holdings, Inc.	24,630	2,984,417
Lockheed Martin Corp.	34,680	5,675,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Aerospace - continued
Northrop Grumman Corp.	28,030	$3,407,047

		$15,139,196
Automotive - 0.6%
Delphi Automotive PLC	48,971	$3,381,937
General Motors Co.	180,320	6,235,466
Goodyear Tire & Rubber Co.	35,300	930,861
Johnson Controls, Inc.	37,764	1,826,267
TRW Automotive Holdings Corp. (a)	16,040	1,361,315

		$13,735,846
Business Services - 0.2%
Accenture PLC, “A”	60,980	$4,966,821

Cable TV - 0.4%
Comcast Corp., “A”	49,057	$2,560,775
Time Warner Cable, Inc.	52,240	7,374,198

		$9,934,973
Chemicals - 0.3%
LyondellBasell Industries N.V., “A”	71,470	$7,116,268

Computer Software - 0.1%
CA, Inc.	97,710	$2,803,300

Computer Software - Systems - 1.0%
EMC Corp.	92,890	$2,467,158
Hewlett-Packard Co.	362,087	12,129,915
Western Digital Corp.	62,640	5,502,924
Xerox Corp.	173,150	2,138,403

		$22,238,400
Consumer Products - 0.5%
Procter & Gamble Co.	127,586	$10,307,673

Containers - 0.3%
Packaging Corp. of America	92,030	$6,364,795

Electrical Equipment - 0.1%
General Electric Co.	111,398	$2,984,352

Electronics - 0.4%
Intel Corp.	136,021	$3,716,094
Microchip Technology, Inc.	115,385	5,492,326

		$9,208,420
Energy - Independent - 1.3%
CVR Energy, Inc. (l)	63,140	$2,971,368
Marathon Oil Corp.	40,860	1,497,928
Marathon Petroleum Corp.	55,861	4,993,415
Noble Energy, Inc.	16,150	1,163,931
Occidental Petroleum Corp.	89,696	8,941,794
Valero Energy Corp.	147,253	8,253,531

		$27,821,967

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 1.8%
Chevron Corp.	134,697	$16,539,445
Exxon Mobil Corp.	161,485	16,234,087
Hess Corp.	74,270	6,780,851

		$39,554,383
Entertainment - 0.4%
CBS Outdoor Americas, Inc. (l)	152,060	$4,937,388
Regal Entertainment Group, “A” (l)	164,639	3,212,107

		$8,149,495
Food & Beverages - 0.5%
Archer Daniels Midland Co.	134,880	$6,061,507
General Mills, Inc.	92,277	5,068,776

		$11,130,283
Food & Drug Stores - 0.4%
CVS Caremark Corp.	24,502	$1,918,997
Kroger Co.	154,380	7,370,101

		$9,289,098
Forest & Paper Products - 0.1%
International Paper Co.	37,652	$1,793,365

Furniture & Appliances - 0.2%
Whirlpool Corp.	27,396	$3,932,696

Gaming & Lodging - 0.1%
Carnival Corp.	30,020	$1,201,701

General Merchandise - 0.4%
Macy’s, Inc.	127,158	$7,615,493
Target Corp.	27,170	1,542,169

		$9,157,662
Health Maintenance Organizations - 0.3%
WellPoint, Inc.	69,520	$7,533,187

Insurance - 2.0%
Everest Re Group Ltd.	45,004	$7,201,540
Lincoln National Corp.	89,080	4,272,277
MetLife, Inc.	178,154	9,073,383
Prudential Financial, Inc.	90,065	7,399,740
Travelers Cos., Inc.	84,611	7,906,898
Validus Holdings Ltd.	196,735	7,344,118

		$43,197,956
Internet - 0.2%
Yahoo!, Inc. (a)	144,990	$5,023,904

Machinery & Tools - 0.4%
Eaton Corp. PLC	113,068	$8,331,981
Joy Global, Inc.	26,590	1,519,619

		$9,851,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.4%
Bank of America Corp.	266,300	$4,031,782
Goldman Sachs Group, Inc.	61,324	9,800,188
JPMorgan Chase & Co.	313,612	17,427,419
PNC Financial Services Group, Inc.	28,704	2,447,590
Wells Fargo & Co.	395,050	20,060,639

		$53,767,618
Medical & Health Technology & Services - 0.7%
Capital Senior Living Corp. (a)	175,940	$4,176,816
Cardinal Health, Inc.	86,440	6,105,257
HCA Holdings, Inc. (a)	100,530	5,327,085

		$15,609,158
Medical Equipment - 0.6%
Abbott Laboratories	99,230	$3,970,192
Covidien PLC	76,920	5,623,621
Thermo Fisher Scientific, Inc.	28,960	3,385,714

		$12,979,527
Oil Services - 0.1%
Seadrill Ltd. (l)	43,850	$1,666,300

Other Banks & Diversified Financials - 1.4%
Assured Guaranty Ltd.	64,100	$1,565,322
Citigroup, Inc.	236,613	11,255,680
Discover Financial Services	162,980	9,637,007
Navient Corp.	36,660	579,228
New York Community Bancorp, Inc.	170,690	2,608,143
SLM Corp.	36,660	315,643
Western Union Co.	306,470	4,955,620

		$30,916,643
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	106,210	$5,282,885
Eli Lilly & Co.	48,900	2,927,154
Johnson & Johnson	78,559	7,970,596
Merck & Co., Inc.	32,757	1,895,320
Pfizer, Inc.	546,780	16,201,091

		$34,277,046
Pollution Control - 0.1%
Republic Services, Inc.	35,800	$1,267,320

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	6,684	$37,564

Railroad & Shipping - 0.1%
Kansas City Southern Co.	14,711	$1,581,727

Real Estate - 20.4%
Alexandria Real Estate Equities, Inc., REIT	234,663	$17,855,508
Atrium European Real Estate Ltd.	560,019	3,122,265
AvalonBay Communities, Inc., REIT	190,145	26,970,167
Big Yellow Group PLC, REIT	572,480	4,794,117
Boston Properties, Inc., REIT	188,335	22,728,268
Corporate Office Properties Trust, REIT	472,040	13,004,702

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
DDR Corp., REIT	634,040	$10,975,232
Digital Realty Trust, Inc., REIT	314,618	18,090,535
EastGroup Properties, Inc., REIT	128,860	8,203,228
Equity Lifestyle Properties, Inc., REIT	527,062	23,053,692
Federal Realty Investment Trust, REIT	118,067	14,111,368
Gramercy Property Trust, Inc., REIT	705,740	4,142,694
Home Properties, Inc., REIT	243,300	15,128,394
Host Hotels & Resorts, Inc., REIT	870,078	19,202,621
Medical Properties Trust, Inc., REIT	518,557	7,010,891
Mid-America Apartment Communities, Inc., REIT	289,527	20,947,278
National Health Investors, Inc., REIT	202,240	12,684,493
Plum Creek Timber Co. Inc., REIT	420,176	18,949,938
Public Storage, Inc., REIT	163,242	28,139,656
Retail Opportunity Investment Corp., REIT	587,460	9,281,868
Rexford Industrial Realty, Inc., REIT	637,410	8,910,992
Simon Property Group, Inc., REIT	317,941	52,924,459
Tanger Factory Outlet Centers, Inc., REIT	452,878	16,040,939
Ventas, Inc., REIT	289,432	19,334,058
Vornado Realty Trust, REIT	278,233	29,793,190
Washington Prime Group, Inc. REIT (a)	158,970	3,161,913
Weyerhaeuser Co., REIT	626,766	19,692,988

		$448,255,454
Restaurants - 0.1%
Aramark	48,350	$1,275,473
McDonald’s Corp.	14,916	1,512,930

		$2,788,403
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT	112,630	$10,095,027

Telephone Services - 0.8%
AT&T, Inc.	69,603	$2,468,818
CenturyLink, Inc.	124,610	4,694,059
Frontier Communications Corp. (l)	846,190	4,899,440
Verizon Communications, Inc.	122,970	6,143,581

		$18,205,898
Tobacco - 0.4%
Lorillard, Inc.	126,954	$7,892,730

Trucking - 0.1%
Swift Transportation Co. (a)	80,830	$2,001,351

Utilities - Electric Power - 1.6%
AES Corp.	280,238	$3,951,356
Alliant Energy Corp.	81,176	4,732,561
American Electric Power Co., Inc.	135,908	7,250,692
Edison International	18,710	1,031,669
Entergy Corp.	44,660	3,368,257
Great Plains Energy, Inc.	154,490	3,931,771
PG&E Corp.	92,361	4,236,599
PPL Corp.	165,987	5,824,484

		$34,327,389
Total Common Stocks		$958,106,496

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate - June 2014 @ $56	2,800	$8,400
iShares Dow Jones U.S. Real Estate - June 2014 @ $58	2,800	8,400
iShares Dow Jones U.S. Real Estate - September 2014 @ $58	2,000	20,000
iShares Dow Jones U.S. Real Estate - September 2014 @ $60	2,000	28,000
iShares Dow Jones U.S. Real Estate - January 2015 @ $55	3,000	81,000
iShares Dow Jones U.S. Real Estate - January 2015 @ $57	3,000	108,000
Total Put Options Purchased		$253,800
Issuer	Shares/Par
Underlying Affiliated Funds - 23.9%
Mutual Funds - 23.9%
MFS High Yield Pooled Portfolio (v)	52,627,664	$526,276,635

Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	90,040,809	$90,040,809

Collateral for Securities Loaned - 0.5%
JPMorgan Prime Money Market Fund, 0.05%, at Net Asset Value (j)	11,540,561	$11,540,561
Total Investments		$2,275,371,005

Other Assets, Less Liabilities - (3.5)%		(77,384,908)
Net Assets - 100.0%		$2,197,986,097

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $230,173,726, representing 10.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BRF S.A., 4.75%, 5/22/24	5/15/14	$992,127	$996,660
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24	5/29/14	1,507,922	1,499,732
Bharti Airtel International (Netherlands) B.V., 5.35%, 5/20/24	5/12/14	1,498,743	1,578,675
Caixa Economica Federal, 4.25%, 5/13/19	5/06/14	507,225	508,364
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24	5/21/14	2,001,179	2,028,670
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	2,640	2,779
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24	5/12/14	737,849	749,656
Pertamina PT, 6.45%, 5/30/44	5/22/14	503,000	511,803
Total Restricted Securities			$7,876,339
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Portfolio of Investments (unaudited) – continued

REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Derivative Contracts at 5/31/14

Swap Agreements at 5/31/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/24	USD	6,148,000	Barclays Bank (a)	1% (fixed rate)	(1)	$(483,994)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/6/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $652,910.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At May 31, 2014, the fund had cash collateral of $510,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$948,486,244	$253,800	$37,564	$948,777,608
United Kingdom	4,794,117	—	—	4,794,117
Austria	3,122,265	—	—	3,122,265
Bermuda	1,666,300	—	—	1,666,300
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	193,735,904	—	193,735,904
Non-U.S. Sovereign Debt	—	182,848,909	—	182,848,909
U.S. Corporate Bonds	—	1,504,428	—	1,504,428
Residential Mortgage-Backed Securities	—	169,770,256	—	169,770,256
Commercial Mortgage-Backed Securities	—	8,624,563	—	8,624,563
Asset-Backed Securities (including CDOs)	—	2,779	—	2,779
Foreign Bonds	—	132,665,871	—	132,665,871
Mutual Funds	627,858,005	—	—	627,858,005
Total Investments	$1,585,926,931	$689,406,510	$37,564	$2,275,371,005

Other Financial Instruments
Swap Agreements	$—	$(483,994)	$—	$(483,994)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $16,800 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 2/28/14	$32,685
Change in unrealized appreciation (depreciation)	4,879
Balance as of 5/31/14	$37,564

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2014 is $4,879.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,088,418,822
Gross unrealized appreciation	197,287,285
Gross unrealized depreciation	(10,335,102)
Net unrealized appreciation (depreciation)	$186,952,183

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	50,175,922	2,761,434	(309,692)	52,627,664
MFS Institutional Money Market Portfolio	99,410,765	83,349,832	(92,719,788)	90,040,809

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(79,141)	$—	$8,348,204	$526,276,635
MFS Institutional Money Market Portfolio	—	—	21,527	90,040,809

	$(79,141)	$—	$8,369,731	$616,317,444

QUARTERLY REPORT

May 31, 2014

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.4%
Agency - Other - 4.4%
Financing Corp., 10.7%, 10/06/17	$14,360,000	$18,838,128
Financing Corp., 9.4%, 2/08/18	11,750,000	15,134,094
Financing Corp., 9.8%, 4/06/18	14,975,000	19,682,541
Financing Corp., 10.35%, 8/03/18	15,165,000	20,518,973
Financing Corp., STRIPS, 0%, 11/30/17	18,780,000	17,963,915

		$92,137,651
Asset-Backed & Securitized - 3.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$4,260,000	$4,652,533
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	9,314,763	10,093,328
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.857%, 9/15/39	5,869,762	6,483,739
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.676%, 6/15/39	4,878,716	5,209,995
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.857%, 9/15/39	4,632,039	5,075,700
CWCapital Cobalt Ltd., “A4”, FRN, 5.772%, 5/15/46	7,246,087	8,032,476
Goldman Sachs Mortgage Securities Corp., FRN, 5.803%, 8/10/45	8,233,525	9,152,164
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.934%, 2/15/51	1,799,350	1,805,416
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.804%, 6/15/49	9,239,502	10,200,004
Morgan Stanley Capital I Trust, “AM”, FRN, 5.685%, 4/15/49	5,336,000	5,692,882

		$66,398,237
Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$4,855,000	$6,151,576
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	840,000	1,057,316
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	2,750,000	3,335,558

		$10,544,450
Mortgage-Backed - 46.1%
Fannie Mae, 4.77%, 7/01/14	$1,359,417	$1,359,314
Fannie Mae, 4.847%, 8/01/14	865,800	870,963
Fannie Mae, 4.92%, 8/01/14	67,177	67,159
Fannie Mae, 5.1%, 9/01/14 - 3/01/19	3,623,787	3,696,707
Fannie Mae, 4.82%, 12/01/14 - 1/01/15	4,631,549	4,670,547
Fannie Mae, 4.62%, 1/01/15	2,943,235	2,956,316
Fannie Mae, 4.96%, 1/01/15	186,482	186,563
Fannie Mae, 4.85%, 2/01/15	1,277,682	1,287,080
Fannie Mae, 4.56%, 3/01/15	2,060,442	2,106,203
Fannie Mae, 4.89%, 3/01/15	1,127,367	1,142,838
Fannie Mae, 4.74%, 4/01/15	1,591,654	1,618,628
Fannie Mae, 4.909%, 4/01/15	2,445,517	2,486,471
Fannie Mae, 4.815%, 6/01/15	1,852,729	1,892,297
Fannie Mae, 4.7%, 8/01/15	133,038	135,689
Fannie Mae, 4.78%, 8/01/15	1,720,947	1,768,778
Fannie Mae, 4.81%, 8/01/15	1,657,194	1,703,441
Fannie Mae, 5.464%, 11/01/15	4,758,246	4,969,421
Fannie Mae, 5.08%, 2/01/16 - 4/01/19	1,916,469	2,043,050
Fannie Mae, 5.132%, 2/01/16	832,685	876,699
Fannie Mae, 5.433%, 2/01/16	3,551,181	3,772,759
Fannie Mae, 5.273%, 4/01/16	1,269,515	1,348,663
Fannie Mae, 6.5%, 4/01/16 - 10/01/37	5,358,616	6,076,894
Fannie Mae, 5.732%, 7/01/16	3,294,466	3,583,642
Fannie Mae, 5.09%, 12/01/16	588,852	642,895
Fannie Mae, 5.27%, 12/01/16	620,511	679,279

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.45%, 12/01/16	$690,000	$759,924
Fannie Mae, 5.012%, 1/01/17	2,329,096	2,375,362
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	2,916,986	3,147,924
Fannie Mae, 5.06%, 1/01/17	1,747,510	1,876,735
Fannie Mae, 5.3%, 4/01/17	716,818	773,912
Fannie Mae, 5.508%, 4/01/17	1,326,177	1,436,983
Fannie Mae, 5.38%, 5/01/17	1,894,639	2,054,045
Fannie Mae, 1.9%, 6/01/17	798,849	811,187
Fannie Mae, 5.5%, 8/01/17 - 8/01/38	53,025,658	59,141,564
Fannie Mae, 6%, 8/01/17 - 12/01/37	14,882,056	16,611,487
Fannie Mae, 3.307%, 12/01/17	4,739,123	5,025,755
Fannie Mae, 5.204%, 1/01/18	561,925	596,994
Fannie Mae, 3.8%, 2/01/18	1,668,872	1,780,491
Fannie Mae, 3.91%, 2/01/18	1,589,764	1,714,755
Fannie Mae, 4%, 3/01/18 - 2/01/41	24,263,175	25,783,302
Fannie Mae, 4.19%, 3/01/18	878,364	955,301
Fannie Mae, 3.99%, 4/01/18	1,600,000	1,736,733
Fannie Mae, 5.37%, 5/01/18	1,858,855	2,101,580
Fannie Mae, 5.68%, 6/01/18	1,078,275	1,186,183
Fannie Mae, 2.578%, 9/25/18	9,100,000	9,455,992
Fannie Mae, 2.43%, 1/01/19	1,273,435	1,315,670
Fannie Mae, 5.6%, 1/01/19	1,183,784	1,292,037
Fannie Mae, 5.47%, 2/01/19	373,355	406,729
Fannie Mae, 5%, 4/01/19 - 5/01/41	42,866,518	47,226,199
Fannie Mae, 5.28%, 4/01/19	559,182	615,790
Fannie Mae, 4.84%, 5/01/19	583,220	648,509
Fannie Mae, 4.5%, 6/01/19 - 4/01/41	22,865,846	24,705,794
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	1,547,663	1,725,782
Fannie Mae, 4.864%, 8/01/19	4,951,216	5,540,191
Fannie Mae, 4.67%, 9/01/19	1,180,000	1,309,961
Fannie Mae, 4.94%, 9/01/19	410,745	460,434
Fannie Mae, 4.88%, 3/01/20	726,796	789,312
Fannie Mae, 4.14%, 8/01/20	1,400,588	1,539,271
Fannie Mae, 3.87%, 9/01/20	1,799,895	1,957,882
Fannie Mae, 5.19%, 9/01/20	1,866,428	2,045,462
Fannie Mae, 2.41%, 5/01/23	1,602,738	1,563,746
Fannie Mae, 2.59%, 5/01/23	874,632	864,475
Fannie Mae, 2.55%, 5/01/23	1,383,777	1,364,365
Fannie Mae, 4.5%, 5/01/25	867,675	931,413
Fannie Mae, 3%, 3/01/27 - 4/01/27	9,936,112	10,353,135
Fannie Mae, 2.5%, 5/01/28	2,790,660	2,843,398
Fannie Mae, 3.5%, 1/01/42	6,571,090	6,788,515
Fannie Mae, 3.5%, 4/01/43	11,310,676	11,674,093
Fannie Mae, TBA, 3%, 7/01/28	11,407,000	11,841,001
Fannie Mae, TBA, 4%, 6/01/44	6,300,000	6,677,016
Fannie Mae, TBA, 4.5%, 6/01/44 - 7/01/44	65,340,000	70,499,114
Fannie Mae, TBA, 4%, 7/01/44	63,778,000	67,365,516
Freddie Mac, 3.034%, 10/25/20	3,117,000	3,260,320
Freddie Mac, 6.5%, 4/01/16 - 2/01/38	1,549,200	1,737,537
Freddie Mac, 1.655%, 11/25/16	8,873,478	9,035,738
Freddie Mac, 6%, 8/01/17 - 10/01/38	13,071,114	14,611,403
Freddie Mac, 3.882%, 11/25/17	5,323,000	5,745,433
Freddie Mac, 3.154%, 2/25/18	5,293,000	5,595,156
Freddie Mac, 2.412%, 8/25/18	7,000,000	7,238,357
Freddie Mac, 5%, 9/01/18 - 6/01/40	13,191,640	14,524,792

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.303%, 9/25/18	$2,438,882	$2,508,580
Freddie Mac, 2.323%, 10/25/18	4,783,000	4,918,684
Freddie Mac, 2.13%, 1/25/19	10,400,000	10,588,313
Freddie Mac, 5.085%, 3/25/19	6,865,000	7,801,750
Freddie Mac, 1.883%, 5/25/19	1,100,000	1,104,348
Freddie Mac, 4.186%, 8/25/19	2,800,000	3,101,815
Freddie Mac, 4.251%, 1/25/20	3,106,000	3,455,288
Freddie Mac, 2.313%, 3/25/20	6,978,000	7,074,464
Freddie Mac, 4.224%, 3/25/20	4,281,146	4,728,590
Freddie Mac, 2.757%, 5/25/20	5,661,082	5,888,839
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	10,300,830	10,833,493
Freddie Mac, 2.856%, 1/25/21	4,724,000	4,873,127
Freddie Mac, 5.5%, 4/01/21 - 1/01/38	15,921,994	17,824,797
Freddie Mac, 2.682%, 10/25/22	2,229,000	2,219,565
Freddie Mac, 4.5%, 11/01/22 - 6/01/41	12,840,561	13,893,664
Freddie Mac, 3.25%, 4/25/23	9,000,000	9,311,013
Freddie Mac, 3.3%, 4/25/23	4,629,861	4,802,323
Freddie Mac, 3.06%, 7/25/23	2,074,000	2,108,978
Freddie Mac, 3.458%, 8/25/23	4,348,000	4,548,921
Freddie Mac, 4%, 7/01/25 - 11/01/43	12,077,127	12,831,045
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	51,081,164	51,969,937
Freddie Mac, 3.5%, 12/01/41 - 3/01/43	55,476,088	57,182,648
Freddie Mac, 3%, 4/01/43 - 5/01/43	28,543,924	28,384,394
Freddie Mac, TBA, 4%, 7/01/44	2,944,000	3,105,978
Ginnie Mae, 5.5%, 3/15/33 - 1/20/42	11,742,580	13,114,371
Ginnie Mae, 4.5%, 7/20/33 - 9/20/41	28,168,781	30,760,758
Ginnie Mae, 4%, 10/15/39 - 4/20/41	6,025,699	6,444,961
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	46,877,274	48,868,568
Ginnie Mae, 3%, 7/20/43	13,660,560	13,801,444
Ginnie Mae, 5.612%, 4/20/58	5,163,454	5,357,755
Ginnie Mae, 6.357%, 4/20/58	2,329,930	2,453,826
Ginnie Mae, TBA, 4%, 7/01/43	33,964,000	36,135,170

		$969,359,458
Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$2,796,000	$3,065,895

U.S. Government Agencies and Equivalents - 3.0%
Aid-Egypt, 4.45%, 9/15/15	$6,204,000	$6,530,033
Government of Ukraine, 1.844%, 5/16/19	7,271,000	7,303,509
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	6,688,000	6,816,971
Private Export Funding Corp., 1.875%, 7/15/18	5,330,000	5,402,488
Small Business Administration, 6.35%, 4/01/21	437,672	479,023
Small Business Administration, 6.34%, 5/01/21	458,000	499,272
Small Business Administration, 6.44%, 6/01/21	541,778	595,107
Small Business Administration, 6.625%, 7/01/21	543,872	596,566
Small Business Administration, 6.07%, 3/01/22	489,996	534,184
Small Business Administration, 4.98%, 11/01/23	654,089	713,011
Small Business Administration, 4.89%, 12/01/23	1,904,136	2,059,446
Small Business Administration, 4.77%, 4/01/24	1,549,979	1,654,909
Small Business Administration, 5.52%, 6/01/24	1,148,206	1,261,214
Small Business Administration, 4.99%, 9/01/24	1,545,986	1,681,749
Small Business Administration, 4.86%, 10/01/24	1,034,625	1,112,526
Small Business Administration, 4.86%, 1/01/25	1,959,614	2,116,488
Small Business Administration, 5.11%, 4/01/25	1,511,774	1,639,969

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 2.21%, 2/01/33	$3,203,678	$3,090,010
Small Business Administration, 2.22%, 3/01/33	5,741,097	5,543,857
Small Business Administration, 3.15%, 7/01/33	5,222,166	5,333,360
Small Business Administration, 3.16%, 8/01/33	1,956,901	2,001,468
Small Business Administration, 3.62%, 9/01/33	1,963,561	2,060,067
Tennessee Valley Authority, 1.75%, 10/15/18	4,231,000	4,284,949
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	310,000	311,091
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	138,000	138,389

		$63,759,656
U.S. Treasury Obligations - 39.1%
U.S. Treasury Bonds, 7.5%, 11/15/16	$3,421,000	$4,000,432
U.S. Treasury Bonds, 6.25%, 8/15/23	1,445,000	1,918,350
U.S. Treasury Bonds, 6%, 2/15/26	5,933,000	7,987,301
U.S. Treasury Bonds, 6.75%, 8/15/26	981,000	1,406,509
U.S. Treasury Bonds, 6.375%, 8/15/27	2,309,000	3,253,164
U.S. Treasury Bonds, 5.25%, 2/15/29	2,438,000	3,144,640
U.S. Treasury Bonds, 5%, 5/15/37	4,133,000	5,393,565
U.S. Treasury Bonds, 4.375%, 2/15/38	9,535,000	11,446,472
U.S. Treasury Bonds, 4.5%, 8/15/39	64,440,300	78,979,643
U.S. Treasury Bonds, 3.125%, 2/15/43	17,406,000	16,837,590
U.S. Treasury Notes, 2.625%, 6/30/14	16,750,000	16,782,713
U.S. Treasury Notes, 4%, 2/15/15	13,740,000	14,117,850
U.S. Treasury Notes, 2.125%, 5/31/15 (f)	161,986,000	165,213,085
U.S. Treasury Notes, 0.375%, 2/15/16	132,408,600	132,641,374
U.S. Treasury Notes, 2.625%, 4/30/16	4,787,000	4,995,871
U.S. Treasury Notes, 0.875%, 12/31/16	101,987,000	102,664,296
U.S. Treasury Notes, 4.75%, 8/15/17	11,447,000	12,849,258
U.S. Treasury Notes, 2.625%, 4/30/18	26,085,000	27,542,082
U.S. Treasury Notes, 2.75%, 2/15/19	19,471,600	20,627,726
U.S. Treasury Notes, 3.125%, 5/15/19	18,313,000	19,720,812
U.S. Treasury Notes, 2.625%, 8/15/20	15,874,000	16,589,568
U.S. Treasury Notes, 2%, 11/30/20	6,679,000	6,704,046
U.S. Treasury Notes, 3.125%, 5/15/21	63,935,000	68,605,260
U.S. Treasury Notes, 1.75%, 5/15/22	59,944,000	57,934,917
U.S. Treasury Notes, 2.5%, 8/15/23	634,000	640,538
U.S. Treasury Notes, 2.75%, 2/15/24	20,343,000	20,902,433

		$822,899,495
Total Bonds		$2,028,164,842

Money Market Funds - 12.6%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	263,664,706	$263,664,706
Total Investments		$2,291,829,548

Other Assets, Less Liabilities - (9.0)%		(188,646,337)
Net Assets - 100.0%		$2,103,183,211

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

4

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 5/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	620	$77,819,688	September - 2014	$(127,019)
U.S. Treasury Note 5 yr (Long)	USD	200	23,951,563	September - 2014	(23,420)
U.S. Treasury Bond (Long)	USD	65	9,768,281	September - 2014	(454)

Total					$(150,893)

At May 31, 2014, the fund had liquid securities with an aggregate value of $1,252,462 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$978,796,802	$—	$978,796,802
Non-U.S. Sovereign Debt	—	3,065,895	—	3,065,895
U.S. Corporate Bonds	—	10,544,450	—	10,544,450
Residential Mortgage-Backed Securities	—	969,359,458	—	969,359,458
Commercial Mortgage-Backed Securities	—	66,398,237	—	66,398,237
Mutual Funds	263,664,706	—	—	263,664,706
Total Investments	$263,664,706	$2,028,164,842	$—	$2,291,829,548

Other Financial Instruments
Futures Contracts	$(150,893)	$—	$—	$(150,893)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,234,286,720
Gross unrealized appreciation	63,978,074
Gross unrealized depreciation	(6,435,246)
Net unrealized appreciation (depreciation)	$57,542,828

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	275,347,466	90,028,725	(101,711,485)	263,664,706

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$56,124	$263,664,706

7

QUARTERLY REPORT

May 31, 2014

MFS® GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.0%
Entertainment - 0.5%
CBS Outdoor Americas, Inc.	72,420	$2,351,477

Medical & Health Technology & Services - 0.7%
Capital Senior Living Corp. (a)	129,840	$3,082,402

Real Estate - 95.7%
Advance Residence Investment Corp., REIT	2,034	$5,025,620
Alexandria Real Estate Equities, Inc., REIT	117,658	8,952,597
Ascendas India Trust, IEU	13,208,000	8,318,839
Atrium European Real Estate Ltd.	1,367,740	7,625,538
AvalonBay Communities, Inc., REIT	107,380	15,230,779
Big Yellow Group PLC, REIT	871,020	7,294,173
Boston Properties, Inc., REIT	93,003	11,223,602
BR Malls Participacoes S.A.	381,071	3,148,518
British Land Co. PLC, REIT	536,540	6,430,336
CapitaCommercial Trust, REIT	4,386,000	5,909,543
Concentradora Fibra Danhos S.A. de C.V., REIT	1,077,000	2,515,639
Corio N.V., REIT	231,130	11,558,154
Corporate Office Properties Trust, REIT	236,640	6,519,432
DDR Corp., REIT	310,050	5,366,966
Digital Realty Trust, Inc., REIT	153,501	8,826,308
EastGroup Properties, Inc., REIT	69,760	4,440,922
Equity Lifestyle Properties, Inc., REIT	259,952	11,370,300
Federal Realty Investment Trust, REIT	56,635	6,769,015
GAGFAH S.A. (a)	67,480	1,124,981
Gramercy Property Trust, Inc., REIT	174,380	1,023,611
Grand City Properties S.A. (a)	94,570	1,119,997
Hang Lung Properties Ltd.	2,126,256	6,746,580
Henderson Land Development Co. Ltd.	1,526,339	9,942,037
Home Properties, Inc., REIT	119,893	7,454,947
Host Hotels & Resorts, Inc., REIT	398,106	8,786,199
Intu Properties PLC, REIT	908,121	4,794,902
Kenedix Office Investment Corp., REIT	1,476	7,713,478
Lar Espana Real Estate Socimi S.A. (a)	156,555	2,129,811
LEG Immobilien AG	57,190	4,034,355
Link REIT	1,610,905	8,581,298
LondonMetric Property PLC, REIT	1,084,300	2,635,378
Macquarie Mexico Real Estate S.A. de C.V., REIT	996,800	1,875,518
Mapletree Logistics Trust, REIT	2,352,000	2,222,052
Medical Properties Trust, Inc., REIT	255,833	3,458,862
Mid-America Apartment Communities, Inc., REIT	140,251	10,147,160
Mitsubishi Estate Co. Ltd.	596,135	14,547,841
Mitsui Fudosan Co. Ltd.	566,274	18,026,023
Multiplan Empreendimentos Imobiliarios S.A.	279,900	6,004,550
National Health Investors, Inc., REIT	100,280	6,289,562
NTT Urban Development Corp.	862,100	8,685,610
Plum Creek Timber Co. Inc., REIT	213,524	9,629,932
Public Storage, Inc., REIT	79,452	13,695,936
Quintain Estates & Development PLC (a)	2,127,925	3,388,484
Retail Opportunity Investment Corp., REIT	303,370	4,793,246
Rexford Industrial Realty, Inc., REIT	311,240	4,351,135
Simon Property Group, Inc., REIT	133,559	22,232,231

1

Portfolio of Investments (unaudited) – continued

Issuer				Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Stockland, IEU				2,455,955	$8,913,973
Sun Hung Kai Properties Ltd.				709,385	9,698,864
TAG Immobilien AG				251,410	3,156,355
Tanger Factory Outlet Centers, Inc., REIT				215,072	7,617,850
Unibail-Rodamco, REIT				45,259	12,653,604
Ventas, Inc., REIT				151,413	10,114,388
Vornado Realty Trust, REIT				126,503	13,545,941
Washington Prime Group, Inc. REIT (a)				66,779	1,328,244
Westfield Group, REIT				822,971	8,195,107
Weyerhaeuser Co., REIT				305,509	9,599,093

					$416,785,416
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT				51,460	$4,612,360
Total Common Stocks					$426,831,655
	Strike Price		First Exercise
Warrants - 0.0%
Real Estate - 0.0%
Sun Hung Kai Properties Ltd. (1 share for 1 warrant) (a)	HK	D 98.6	4/23/2014	57,198	$70,456

Closed-End Fund - 0.5%
Real Estate - 0.5%
Kennedy Wilson Europe Real Estate PLC (a)				120,240	$2,112,203

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)				7,412,250	$7,412,250
Total Investments					$436,426,564

Other Assets, Less Liabilities - (0.2)%					(931,729)
Net Assets - 100.0%					$435,494,835

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$222,814,497	$—	$—	$222,814,497
Japan	7,713,478	46,285,094	—	53,998,572
Hong Kong	35,039,235	—	—	35,039,235
United Kingdom	26,655,476	—	—	26,655,476
Australia	17,109,080	—	—	17,109,080
Singapore	16,450,434	—	—	16,450,434
France	12,653,604	—	—	12,653,604
Netherlands	11,558,154	—	—	11,558,154
Brazil	9,153,068	—	—	9,153,068
Other Countries	23,582,194	—	—	23,582,194
Mutual Funds	7,412,250	—	—	7,412,250
Total Investments	$390,141,470	$46,285,094	$—	$436,426,564

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $46,285,093 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$345,308,071
Gross unrealized appreciation	92,415,992
Gross unrealized depreciation	(1,297,499)
Net unrealized appreciation (depreciation)	$91,118,493

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,111,962	24,561,065	(29,260,777)	7,412,250

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,642	$7,412,250

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2014, are as follows:

United States	52.8%
Japan	12.3%
Hong Kong	8.1%
United Kingdom	6.1%
Australia	3.9%
Singapore	3.8%
France	2.9%
Netherlands	2.6%
Brazil	2.1%
Other Countries	5.4%

4

QUARTERLY REPORT

May 31, 2014

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.7%
Apparel Manufacturers - 1.4%
Guess?, Inc.	114,920	$2,930,460
Hanesbrands, Inc.	19,397	1,645,448

		$4,575,908
Broadcasting - 1.0%
Stroer Out-of-Home Media AG	174,390	$3,328,076

Brokerage & Asset Managers - 2.5%
FXCM, Inc., “A”	181,910	$2,433,956
GAIN Capital Holdings, Inc.	212,300	1,675,047
NASDAQ OMX Group, Inc.	104,038	3,943,040

		$8,052,043
Business Services - 5.0%
Forrester Research, Inc.	76,410	$2,889,826
Global Payments, Inc.	57,480	3,940,829
RE/MAX Holdings, Inc., “A”	98,050	2,816,977
Resources Connection, Inc.	299,930	3,719,132
Serco Group PLC	458,792	2,857,703

		$16,224,467
Computer Software - 2.0%
OBIC Co. Ltd.	65,500	$2,093,231
Rovi Corp. (a)	182,030	4,399,665

		$6,492,896
Computer Software - Systems - 3.1%
Ingram Micro, Inc., “A” (a)	141,909	$3,940,813
Model N, Inc. (a)	172,930	1,912,606
NICE Systems Ltd., ADR	106,259	4,168,541

		$10,021,960
Construction - 0.5%
Beacon Roofing Supply, Inc. (a)	48,540	$1,674,630

Consumer Products - 1.1%
Sensient Technologies Corp.	66,700	$3,655,160

Consumer Services - 1.4%
DeVry, Inc.	70,120	$2,961,168
ITT Educational Services, Inc. (a)(l)	92,520	1,593,194

		$4,554,362
Containers - 1.2%
Greif, Inc., “A”	71,716	$3,917,128

Electronics - 5.1%
Entropic Communications, Inc. (a)	379,328	$1,247,989
Lattice Semiconductor Corp. (a)	204,950	1,621,155
M/A-COM Technology Solutions Holdings, Inc. (a)	101,910	1,863,934
MaxLinear, Inc., “A” (a)	282,877	2,676,016
Micrel, Inc.	289,540	3,083,601
MKS Instruments, Inc.	43,410	1,252,379

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Rubicon Technology, Inc. (a)	283,210	$2,404,453
Ultratech, Inc. (a)	92,810	2,355,518

		$16,505,045
Energy - Independent - 2.6%
Energen Corp.	39,320	$3,357,142
Rosetta Resources, Inc. (a)	41,310	1,946,940
SM Energy Co.	33,260	2,521,441
Walter Energy, Inc. (l)	149,310	728,633

		$8,554,156
Entertainment - 3.4%
AMC Entertainment Holdings, Inc., “A”	137,380	$3,114,405
Carmike Cinemas, Inc. (a)	107,040	3,682,176
Cinemark Holdings, Inc.	132,305	4,170,254

		$10,966,835
Food & Drug Stores - 0.5%
Brazil Pharma S.A. (a)	872,895	$1,461,124

Health Maintenance Organizations - 0.8%
Molina Healthcare, Inc. (a)	62,050	$2,673,735

Insurance - 6.8%
Allied World Assurance Co.	105,939	$3,972,713
Aspen Insurance Holdings Ltd.	48,149	2,212,447
Everest Re Group Ltd.	28,709	4,594,014
Hanover Insurance Group, Inc.	52,550	3,155,628
Stewart Information Services Corp.	70,170	2,251,054
Symetra Financial Corp.	152,159	3,172,515
Third Point Reinsurance Ltd. (a)	190,850	2,910,463

		$22,268,834
Leisure & Toys - 1.6%
Brunswick Corp.	64,950	$2,799,345
Callaway Golf Co.	305,811	2,452,604

		$5,251,949
Machinery & Tools - 6.9%
Columbus McKinnon Corp.	126,270	$3,555,763
Douglas Dynamics, Inc.	184,995	3,231,863
Herman Miller, Inc.	92,085	2,879,498
Joy Global, Inc.	63,070	3,604,451
Kennametal, Inc.	67,490	3,039,750
Polypore International, Inc. (a)	55,480	2,466,086
Regal Beloit Corp.	48,460	3,698,952

		$22,476,363
Major Banks - 2.3%
Comerica, Inc.	73,390	$3,520,518
Huntington Bancshares, Inc.	426,600	3,954,582

		$7,475,100
Medical & Health Technology & Services - 1.5%
Cross Country Healthcare, Inc. (a)	381,261	$2,199,876
MEDNAX, Inc. (a)	48,300	2,783,529

		$4,983,405

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 1.2%
Teleflex, Inc.	36,833	$3,927,871

Metals & Mining - 3.5%
GrafTech International Ltd. (a)	366,550	$3,830,448
Horsehead Holding Corp. (a)	194,060	3,217,515
Iluka Resources Ltd.	540,673	4,377,642

		$11,425,605
Natural Gas - Distribution - 1.9%
AGL Resources, Inc.	62,567	$3,339,826
UGI Corp.	60,511	2,945,070

		$6,284,896
Natural Gas - Pipeline - 0.5%
StealthGas, Inc. (a)	162,620	$1,707,510

Network & Telecom - 1.7%
Ixia (a)	267,710	$3,110,790
Polycom, Inc. (a)	181,010	2,307,878

		$5,418,668
Oil Services - 5.4%
C&J Energy Services, Inc. (a)	93,670	$2,867,239
Helix Energy Solutions Group, Inc. (a)	110,140	2,575,073
Superior Energy Services, Inc.	124,150	4,120,539
Tesco Corp.	195,170	4,157,121
Tidewater, Inc.	72,750	3,791,730

		$17,511,702
Other Banks & Diversified Financials - 11.4%
Berkshire Hills Bancorp, Inc.	88,880	$2,008,688
Brookline Bancorp, Inc.	378,845	3,386,874
CAI International, Inc. (a)	279,560	6,214,619
Cathay General Bancorp, Inc.	125,956	3,026,723
EZCORP, Inc., “A” (a)	221,654	2,708,612
First Interstate BancSystem, Inc.	115,970	2,976,950
PrivateBancorp, Inc.	141,960	3,791,752
Regional Management Corp. (a)	139,520	2,007,693
Sandy Spring Bancorp, Inc.	103,498	2,453,938
TCF Financial Corp.	284,960	4,528,014
Textainer Group Holdings Ltd.	100,420	3,890,271

		$36,994,134
Pollution Control - 1.2%
Progressive Waste Solutions Ltd.	150,856	$3,907,170

Railroad & Shipping - 1.2%
Diana Shipping, Inc. (a)	370,104	$4,034,134

Real Estate - 6.2%
BioMed Realty Trust, Inc., REIT	173,510	$3,765,167
Corporate Office Properties Trust, REIT	166,770	4,594,514
EPR Properties, REIT	73,008	3,936,591
Hatteras Financial Corp., REIT	196,110	3,979,072
Select Income, REIT	133,800	3,844,074

		$20,119,418

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 2.6%
Kronos Worldwide, Inc.	109,120	$1,646,621
Taminco Corp. (a)	124,750	2,658,423
Tronox Ltd., “A”	154,220	4,097,625

		$8,402,669
Specialty Stores - 5.8%
ANN, Inc. (a)	39,460	$1,533,810
Burlington Stores, Inc. (a)	60,250	1,712,305
Children’s Place Retail Stores, Inc.	66,720	3,227,914
Express, Inc. (a)	257,639	3,248,828
Gordmans Stores, Inc.	333,362	1,433,457
Kirkland’s, Inc. (a)	152,890	2,713,798
Rent-A-Center, Inc.	108,130	3,023,315
Tilly’s, Inc. (a)	204,880	1,800,895

		$18,694,322
Trucking - 2.5%
Atlas Air Worldwide Holdings, Inc. (a)	65,710	$2,404,329
Celadon Group, Inc.	96,530	2,254,941
Marten Transport Ltd.	140,250	3,378,611

		$8,037,881
Utilities - Electric Power - 1.9%
El Paso Electric Co.	80,789	$3,078,907
Great Plains Energy, Inc.	124,407	3,166,158

		$6,245,065
Total Common Stocks		$317,824,221

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	4,873,685	$4,873,685

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.15%, at Net Asset Value (j)	1,377,803	$1,377,803
Total Investments		$324,075,709

Other Assets, Less Liabilities - 0.4%		1,349,544
Net Assets - 100.0%		$325,425,253

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$289,889,090	$—	$—	$289,889,090
Greece	5,741,644	—	—	5,741,644
Australia	4,377,642	—	—	4,377,642
Israel	4,168,541	—	—	4,168,541
Canada	3,907,170	—	—	3,907,170
Germany	3,328,076	—	—	3,328,076
United Kingdom	2,857,703	—	—	2,857,703
Japan	—	2,093,231	—	2,093,231
Brazil	1,461,124	—	—	1,461,124
Mutual Funds	6,251,488	—	—	6,251,488
Total Investments	$321,982,478	$2,093,231	$—	$324,075,709

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $2,093,231 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$276,599,325
Gross unrealized appreciation	58,527,606
Gross unrealized depreciation	(11,051,222)
Net unrealized appreciation (depreciation)	$47,476,384

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,909,737	23,801,971	(25,838,023)	4,873,685

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,511	$4,873,685

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.